JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
April 17, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of the
funds listed in Appendix A
File Nos. 333-103022 and 811-21295
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 611 under the Securities Act of 1933 (the “Securities Act”) (Amendment No. 612 under the Investment Company Act of 1940) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed on behalf of the series of the Trust listed in Appendix A.
We are filing the Amendment pursuant to Rule 485(a) under the Securities Act to incorporate, with respect to the JPMorgan California Tax Free Bond Fund, the JPMorgan Intermediate Tax Free Bond Fund and the JPMorgan New York Tax Free Bond Fund (each, a “Fund” and together, the “Funds”), changes to each Fund’s main investment strategies to reflect each Fund’s ability to invest up to 10% of its total assets in securities rated below investment grade. This change does not apply to the JPMorgan High Yield Municipal Fund.
The Trust hereby requests in reliance upon ADI 2018-06, Requests for Selective Review, that the Amendment receive selective review from the Commission and its Staff due to the fact that the disclosure set forth herein is substantially similar to the disclosure concerning the Trust that has previously been filed in the Trust’s Post-Effective Amendment No. 591. Accordingly, we request that your review be done solely in the context of the disclosure relating to each Fund’s ability to invest up to 10% of its total assets in securities rated below investment grade. Selective review would serve to expedite the review process for the Trust as well as use the Staff’s time more effectively. We do not believe that the other changes made in the Amendment would render it ineligible to be filed pursuant to Rule 485(b) under the Securities Act of 1933.
Please contact the undersigned at (212) 623-4557 if you have any questions.
Very truly yours,
/s/ Keri E. Riemer

Keri E. Riemer
Assistant Secretary

APPENDIX A
JPMorgan California Tax Free Bond Fund
JPMorgan High Yield Municipal Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund